Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 16,138	$ 88,277
Prepaid expenses	71,081	1,372
Prepaid income taxes	34,552
Total current assets	121,771	89,649
Deferred offering costs		368,802
Investments held in Trust Account	121,961,421
Total Assets	122,083,192	458,451
Current liabilities:
Accounts payable	685,018
Accrued expenses	46,140
Accrued offering costs	70,000	142,138
Total current liabilities	986,158	442,138
Deferred underwriting fee payable	3,450,000
Forward Purchase Agreement	2,650,000
Total Liabilities	7,086,158	442,138
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value, 11,500,000 and 0 shares at redemption value of $10.60 and $0 per share as of December 31, 2023 and December 31, 2022, respectively	121,861,421
Shareholders’ Equity (Deficit):
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		24,712
Subscription receivable		(206)
Accumulated deficit	(6,864,948)	(8,687)
Total Shareholders’ Equity (Deficit)	(6,864,387)	16,313
Total Liabilities and Shareholders’ Equity (Deficit)	122,083,192	458,451
Class A Ordinary Shares
Shareholders’ Equity (Deficit):
Ordinary shares, value	67
Class B Ordinary Shares
Shareholders’ Equity (Deficit):
Ordinary shares, value	494	494
Related Party
Current liabilities:
Accrued expenses - related party	10,000
Promissory note - related party	$ 175,000	$ 300,000